Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)	$ 2,088,184	$ 1,235,846	$ (1,037,444)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	993,480	849,527	819,883
Amortization of debt discounts, premiums and issuance costs	32,996	40,493	46,280
Loss on retirement of long-term debt	45,696	66,933	1,924
Provision for doubtful accounts	20,603	10,863	54,691
Stock-based compensation	62,494	55,487	42,872
Property transactions, net	50,279	17,078	35,951
Goodwill impairment	0	0	1,467,991
Gain on Borgata transaction	0	(430,118)	0
(Income) loss from unconsolidated affiliates	(111,471)	(471,980)	(178,417)
Distributions from unconsolidated affiliates	13,050	16,905	29,333
Deferred income taxes	(1,259,406)	(81,183)	(2,426)
Change in operating assets and liabilities:
Accounts receivable	(17,972)	(31,866)	(61,774)
Inventories	(4,656)	10,806	(2,649)
Income taxes receivable and payable, net	(53,204)	13,385	(5,946)
Prepaid expenses and other	(46,974)	20,192	(13,694)
Prepaid Cotai land concession premium	(7,765)	(22,376)	(22,427)
Accounts payable and accrued liabilities	422,258	273,744	(142,938)
Other	(21,181)	(39,764)	(26,131)
Net cash provided by operating activities	2,206,411	1,533,972	1,005,079
Cash flows from investing activities
Capital expenditures, net of construction payable	(1,864,082)	(2,262,473)	(1,466,819)
Dispositions of property and equipment	718	3,944	8,032
Proceeds from partial disposition of investment in unconsolidated affiliate	0	15,000	0
Proceeds from sale of business units and investment in unconsolidated affiliate	0	0	92,207
Acquisition of Borgata, net of cash acquired	0	(559,443)	0
Investments in and advances to unconsolidated affiliates	(16,727)	(3,633)	(196,062)
Distributions from unconsolidated affiliates in excess of cumulative earnings	301,211	542,097	201,612
Investments in cash deposits - original maturities longer than 90 days	0	0	(200,205)
Proceeds from cash deposits - original maturities longer than 90 days	0	0	770,205
Other	(1,712)	(11,696)	(4,028)
Net cash used in investing activities	(1,580,592)	(2,276,204)	(795,058)
Cash flows from financing activities
Net borrowings under bank credit facilities – maturities of 90 days or less	15,001	491,032	977,275
Borrowings under bank credit facilities – maturities longer than 90 days	0	1,845,375	5,118,750
Repayments under bank credit facilities – maturities longer than 90 days	0	(1,845,375)	(5,118,750)
Issuance of long-term debt	350,000	2,050,000	0
Retirement of senior notes	(502,669)	(2,258,053)	(875,504)
Repayment of Borgata credit facility	0	(583,598)	0
Debt issuance costs	(9,977)	(139,584)	(46,170)
Issuance of MGM Growth Properties Class A shares in public offering	404,685	1,207,500	0
MGM Growth Properties Class A share issuance costs	(17,137)	(75,032)	0
Acquisition of MGM China shares	0	(100,000)	0
Dividends paid to common shareholders	(252,014)	0	0
Distributions to noncontrolling interest owners	(170,402)	(103,367)	(307,227)
Proceeds from issuance of redeemable noncontrolling interests	0	47,325	6,250
Purchases of common stock	(327,500)	0	0
Other	(58,765)	(16,801)	(12,503)
Net cash provided by (used in) financing activities	(568,778)	519,422	(257,879)
Effect of exchange rate on cash	(3,627)	(921)	793
Cash and cash equivalents
Net increase (decrease) for the period	53,414	(223,731)	(47,065)
Change in cash related to assets held for sale	0	0	3,662
Balance, beginning of period	1,446,581	1,670,312	1,713,715
Balance, end of period	1,499,995	1,446,581	1,670,312
Supplemental cash flow disclosures
Interest paid, net of amounts capitalized	658,637	661,166	776,540
Federal, state and foreign income taxes paid, net of refunds	181,651	68,236	11,801
Non-cash investing and financing activities
Common stock issued for acquisition of MGM China shares	0	174,041	0
Deferred cash payment for acquisition of MGM China shares	0	43,265	0
Conversion of convertible senior notes to equity	0	0	1,449,499
Increase (decrease) in investment in and advances to CityCenter related to change in completion guarantee liability	0	0	(8,198)
Increase in construction accounts payable	$ 204,446	$ 20,241	$ 79,681